Quarterly Holdings Report
for
Fidelity® Disruptive Medicine ETF
February 28, 2026
DRM-NPRT3-0426
1.9907233.102
Common Stocks - 99.3%
	Shares	Value ($)
BELGIUM - 4.1%
Health Care - 4.1%
Pharmaceuticals - 4.1%
UCB SA	8,299	2,474,079
CANADA - 1.1%
Health Care - 1.1%
Biotechnology - 1.1%
Xenon Pharmaceuticals Inc (a)	15,658	676,895
CHINA - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Zai Lab Ltd ADR (a)	24,439	469,718
DENMARK - 1.5%
Health Care - 1.5%
Biotechnology - 1.5%
Ascendis Pharma A/S ADR (a)	3,865	902,478
FRANCE - 2.0%
Health Care - 2.0%
Life Sciences Tools & Services - 2.0%
Sartorius Stedim Biotech	5,513	1,192,743
GERMANY - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
BioNTech SE ADR (a)	2,296	253,088
NETHERLANDS - 4.5%
Health Care - 4.5%
Biotechnology - 4.5%
Argenx SE ADR (a)	3,053	2,341,407
Newamsterdam Pharma Co NV (a)(b)	10,794	382,755

TOTAL NETHERLANDS		2,724,162
SWITZERLAND - 1.4%
Health Care - 1.4%
Life Sciences Tools & Services - 1.4%
Lonza Group AG	1,242	866,177
UNITED STATES - 83.6%
Health Care - 83.6%
Biotechnology - 33.3%
Alnylam Pharmaceuticals Inc (a)	6,060	2,017,495
Caris Life Sciences Inc (a)(b)	40,000	805,600
Centessa Pharmaceuticals PLC ADR (a)	22,800	612,408
Cogent Biosciences Inc (a)	60,000	2,331,001
Cytokinetics Inc (a)(b)	13,223	822,735
CytomX Therapeutics Inc (a)(b)	112,069	601,811
Disc Medicine Inc (a)	11,078	738,016
Insmed Inc (a)	8,000	1,194,640
Janux Therapeutics Inc (a)	18,809	255,990
Kiniksa Pharmaceuticals International Plc Class A (a)	12,000	533,880
Kymera Therapeutics Inc (a)(b)	10,000	913,500
Legend Biotech Corp ADR (a)	55,400	1,052,600
Mirum Pharmaceuticals Inc (a)	3,500	323,015
Moderna Inc (a)(b)	29,259	1,567,405
Natera Inc (a)	4,179	869,399
Nuvalent Inc Class A (a)	6,000	611,700
Olema Pharmaceuticals Inc (a)	18,000	435,600
Roivant Sciences Ltd (a)	18,000	520,920
Soleno Therapeutics Inc (a)	6,105	238,522
Stoke Therapeutics Inc (a)	25,079	913,126
Upstream Bio Inc (a)	16,000	122,880
Vaxcyte Inc (a)	22,513	1,389,953
Veracyte Inc (a)(b)	20,000	731,800
Viking Therapeutics Inc (a)	13,375	452,610
Zenas Biopharma Inc (a)	10,000	263,500
		20,320,106
Health Care Equipment & Supplies - 21.1%
Align Technology Inc (a)	2,979	566,308
Boston Scientific Corp (a)	32,000	2,459,200
Dexcom Inc (a)	10,449	767,270
Edwards Lifesciences Corp (a)	17,421	1,506,394
Insulet Corp (a)	6,372	1,571,399
Intuitive Surgical Inc (a)	3,800	1,913,338
iRhythm Technologies Inc (a)	3,155	421,981
Kestra Medical Technologies Ltd (a)(b)	18,400	428,352
Outset Medical Inc (a)	34,000	118,660
Penumbra Inc (a)	3,000	1,033,170
PROCEPT BioRobotics Corp (a)(b)	10,651	241,671
ResMed Inc	2,800	717,528
Stryker Corp	2,925	1,133,321
		12,878,592
Health Care Providers & Services - 7.5%
Alignment Healthcare Inc (a)	30,094	578,407
Guardant Health Inc (a)	6,000	563,399
LifeStance Health Group Inc (a)(b)	206,792	1,497,174
Privia Health Group Inc (a)	45,000	1,068,750
UnitedHealth Group Inc	2,973	871,892
		4,579,622
Health Care Technology - 6.2%
Doximity Inc Class A (a)	16,000	392,480
Veeva Systems Inc Class A (a)	10,000	1,820,100
Waystar Holding Corp (a)(b)	60,000	1,539,000
		3,751,580
Life Sciences Tools & Services - 9.3%
10X Genomics Inc Class A (a)	45,000	1,037,250
Bio-Techne Corp	8,359	493,181
Danaher Corp	12,280	2,586,659
Repligen Corp (a)	3,970	511,058
Thermo Fisher Scientific Inc	2,036	1,060,980
		5,689,128
Pharmaceuticals - 6.2%
Amylyx Pharmaceuticals Inc (a)	23,554	357,314
Crinetics Pharmaceuticals Inc (a)(b)	19,000	780,900
Eli Lilly & Co	1,030	1,083,550
Enliven Therapeutics Inc (a)	17,123	508,382
Structure Therapeutics Inc ADR (a)	7,402	466,178
WaVe Life Sciences Ltd (a)	40,000	557,200
		3,753,524
TOTAL UNITED STATES		50,972,552
TOTAL COMMON STOCKS (Cost $49,010,378)		60,531,892

Money Market Funds - 12.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	418,522	418,605
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	6,877,634	6,878,322
TOTAL MONEY MARKET FUNDS (Cost $7,296,927)			7,296,927

TOTAL INVESTMENT IN SECURITIES - 111.3% (Cost $56,307,305)	67,828,819
NET OTHER ASSETS (LIABILITIES) - (11.3)%	(6,891,931)
NET ASSETS - 100.0%	60,936,888

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	316,059	5,303,649	5,200,949	10,438	(154)	-	418,605	418,522	0.0%
Fidelity Securities Lending Cash Central Fund	2,691,268	27,596,111	23,408,911	4,339	(146)	-	6,878,322	6,877,634	0.0%
Total	3,007,327	32,899,760	28,609,860	14,777	(300)	-	7,296,927

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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